Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending  September 30, 2010:

SRC Class Total	SRC Remittances During Month Collected: $9.17 Remitted: $0

Difference between total collected and total remitted amount reflects $9.17 collected in September and remitted in October.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of October 2010.

ENTERGY ARKANSAS, INC., as Servicer

By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending  October 31, 2010:

SRC Class Total	SRC Remittances During Month Collected: $443,372.59 Remitted: $403,055.60 *

*Includes $9.17 collected in September and remitted in October.  Difference between total collected and total remitted amount reflects $40,326.16 collected in October and remitted in November.

$3.25 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of November 2010.

ENTERGY ARKANSAS, INC., as Servicer

By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending  November 30, 2010 :

SRC Class Total	SRC Remittances During Month Collected: $1,019,270.60 Remitted: $1,041,146.95 *

*Includes $40,326.16 collected in October and remitted in November.  Difference between total collected and total remitted amount reflects $18,449.81 collected in November and remitted in December.

$1,000.64 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of December 2010.

ENTERGY ARKANSAS, INC., as Servicer

By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending December 31, 2010:

SRC Class Total	SRC Remittances During Month Collected: $979,196.96 Remitted: $967,581.22*

*Includes $18,449.81 collected in November and remitted in December.  Difference between total collected and total remitted amount reflects $30,065.55 collected in December and remitted in January.

$5,192.26 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of January 2011.

ENTERGY ARKANSAS, INC., as Servicer

By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending January 31, 2011 :

SRC Class Total	SRC Remittances During Month Collected: $1,104,223.85 Remitted: $1,040,161.01 *

*Includes $30,065.55 collected in December 2010 and remitted in January 2011.  Difference between total collected and total remitted amount reflects $94,128.39 collected in January and remitted in February.

$6,227.81 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of February 2011.

ENTERGY ARKANSAS, INC., as Servicer

By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending : February 28, 2011

SRC Class Total	SRC Remittances During Month Collected: $1,292,677.74 Remitted: $1,276,763.64*

*Includes $94,128.39 collected in January and remitted in February.  Difference between total collected and total remitted amount reflects $110,042.49 collected in February and remitted in March.

$7,430.66 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of March 2011.

ENTERGY ARKANSAS, INC., as Servicer

By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending  March 31, 2011 :

SRC Class Total	SRC Remittances During Month Collected: $1,318,524.59 Remitted: $1,392,937.10 *
*Includes $110,042.49 collected in February and remitted in March.  Difference between total collected and total remitted amount reflects $35,629.98 collected in March and remitted in April.

$9,316.44 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of April 2011.

ENTERGY ARKANSAS, INC., as Servicer

By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer